SCHEDULE OF STATUTORY RATES FOR OUR DOMESTIC AND FOREIGN OPERATION (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Effective income tax rate	21.00%	21.00%	21.00%	21.00%
UNITED STATES
Effective income tax rate	21.00%	21.00%
KOREA, REPUBLIC OF
Effective income tax rate	21.00%	21.00%